Current assets - trade and other receivables	12 Months Ended
Jun. 30, 2018
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Current assets - trade and other receivables

Note 10. Current assets - trade and other receivables

	Consolidated
	2018	2017
	A$’000	A$’000

Trade receivables	1	231
Less: Provision for impairment of receivables	—	(226)
R&D tax rebate receivable	2,200	3,973

	2,201	3,978

Other receivables	120	77
Deposits held	609	578
Less: Provision for impairment of deposits held	(394)	(371)

	2,536	4,262

Deposits held included a guarantee to the value of €250,000 ($A371,471) for the "APO Trend" case. Please refer to note 29 for further information on 'deposits held'.

Impairment of receivables

The consolidated entity has recognised a loss of nil (2017: loss of nil) in profit or loss in respect of impairment of receivables (excluding 'deposits held') for the year ended June 30, 2018.

The ageing of the impaired receivables provided for above are as follows:

	Consolidated
	2018	2017
	A$’000	A$’000

Trade receivables over 6 months overdue	—	226